Note 2 - Investments (Tables)	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
2015	Amortized	Gross Unrealized	Gross Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale securities:
Fixed maturities:
U.S. government obligations	$23,373,714	$642,038	$-	$24,015,752
States and political subdivisions	36,830,198	4,511,826	136,585	41,205,439
Corporate	229,425,035	10,338,999	4,587,896	235,176,138
Foreign	65,010,084	1,731,076	4,682,638	62,058,522
Asset-backed securities	143,552	457	-	144,009
Mortgage-backed securities (MBS):
Commercial MBS	6,830,520	148,314	15,592	6,963,242
Residential MBS	37,200,599	1,776,233	62,255	38,914,577
Corporate redeemable preferred stock	711,915	-	42,787	669,128
Total fixed maturity securities	399,525,617	19,148,943	9,527,753	409,146,807
Equity securities:
U.S. agencies	707,900	-	-	707,900
Mutual funds	318,284	-	14,253	304,031
Corporate common stock	6,426,482	702,497	524,121	6,604,858
Total equity securities	7,452,666	702,497	538,374	7,616,789
Total	$406,978,283	$19,851,440	$10,066,127	$416,763,596
2014	Amortized	Gross Unrealized	Gross Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale securities:
Fixed maturities:
U.S. government obligations	$28,063,178	$820,997	$16,164	$28,868,011
States and political subdivisions	38,021,271	5,985,975	-	44,007,246
Corporate	224,299,411	15,669,733	930,632	239,038,512
Foreign	63,792,040	2,934,542	751,369	65,975,213
Asset-backed securities	1,432,996	33,501	-	1,466,497
Mortgage-backed securities (MBS):
Commercial MBS	7,869,355	266,831	-	8,136,186
Residential MBS	40,118,010	2,507,809	6	42,625,813
Total fixed maturity securities	403,596,261	28,219,388	1,698,171	430,117,478
Equity securities:
U.S. agencies	707,900	-	-	707,900
Mutual funds	318,284	40,038	-	358,322
Corporate common stock	5,305,252	1,157,718	123,373	6,339,597
Total equity securities	6,331,436	1,197,756	123,373	7,405,819
Total	$409,927,697	$29,417,144	$1,821,544	$437,523,297

Schedule of Temporary Impairment Losses, Investments [Table Text Block]
	December 31, 2015			December 31, 2014
		Gross	Number		Gross	Number
	Estimated	Unrealized	of	Estimated	Unrealized	of
	Fair Value	Loss	Securities	Fair Value	Loss	Securities
Fixed maturities:
Less than 12 months:
States and political subdivisions	$1,613,415	$136,585	2	$-	$-	-
Corporate	55,039,213	3,873,158	52	12,473,068	508,818	7
Foreign	24,154,510	1,418,143	20	10,374,173	310,267	7
Commercial MBS	1,447,694	15,592	2	-	-	-
Residential MBS	3,320,890	62,255	2	16,862	6	1
Corporate redeemable
preferred stock	669,128	42,787	2	-	-	-
Greater than 12 months:
U.S. government obligations	-	-	-	7,736,774	16,164	1
Corporate	5,533,581	714,738	4	3,828,887	421,814	3
Foreign	6,007,156	3,264,495	4	4,724,455	441,102	2
Total fixed maturities	97,785,587	9,527,753	88	39,154,219	1,698,171	21

Equity securities:
Less than 12 months:
Mutual funds	304,031	14,253	1	-	-	-
Corporate common stock	2,449,672	473,551	15	527,614	103,438	4
Greater than 12 months:
Corporate common stock	183,960	50,570	3	525,865	19,935	4
Total equities	2,937,663	538,374	19	1,053,479	123,373	8

Total	$100,723,250	$10,066,127	107	$40,207,698	$1,821,544	29

Unrealized Gain (Loss) on Investments [Table Text Block]
	December 31
	2015	2014
Net unrealized appreciation on available-for sale securities	$9,785,313	$27,595,600
Adjustment to deferred acquisition costs	(249,401)	(711,650)
Deferred income taxes	(3,242,210)	(9,140,543)
Net unrealized appreciation on available-for sale securities	$6,293,702	$17,743,407

Investments Classified by Contractual Maturity Date [Table Text Block]
	Available-for-Sale
	Amortized	Fair
	Cost	Value
Due in one year or less	$9,836,202	$9,981,356
Due after one year through five years	90,063,962	96,190,461
Due after five years through ten years	183,395,618	180,028,828
Due after ten years	50,322,624	54,780,672
Due at multiple maturity dates	65,907,211	68,165,490
Total	$399,525,617	$409,146,807

Realized Gain (Loss) on Investments [Table Text Block]
	2015	2014
Proceeds from sales and maturities	$37,200,703	$46,446,460
Gross realized gains	939,423	974,260
Gross realized losses	(203,856)	(263,628)

Realized and Unrealized Gains (Losses) on Investments [Table Text Block]
	2015	2014
Change in net unrealized investment gains (losses):
Securities available-for-sale:
Fixed maturities	$(16,900,027)	$11,008,303
Equity securities	(910,260)	1,144,411
Net realized investment gains (losses):
Securities available-for-sale:
Fixed maturities	$91,141	$682,604
Equity securities	644,426	28,028
Mortgage loans on real estate	75,915	-
Investments in convertible options	7,223	-

Schedule of Mortgage Loans on Real Estate [Table Text Block]
	December 31
	2015	2014
Illinois	$6,046,408	$3,392,446
Texas	5,694,612	2,290,700
Florida	3,906,034	6,047,236
California	3,366,434	4,806,451
Kentucky	3,241,793	3,492,854
Georgia	2,671,788	3,123,530
Ohio	1,692,354	1,805,093
Missouri	1,342,845	267,996
Tennessee	895,607	1,054,671
Arizona	774,060	927,600
Indiana	759,139	95,434
West Virginia	412,250	440,725
Nevada	373,359	-
Pennsylvania	370,323	-
North Carolina	353,275	359,308
New Jersey	247,723	252,612
South Carolina	225,881	248,815
Colorado	222,364	225,772
Massachusetts	205,469	239,399
Idaho	159,073	174,433
Kansas	135,401	136,442
Utah	77,939	77,919
Total	$33,174,131	$29,459,436

State Guaranteed Receivables, Classified by Contractual Maturity Date [Table Text Block]
	State-Guaranteed Receivables
	Amortized	Fair
	Cost	Value
Due in one year or less	$763,177	$772,746
Due after one year through five years	2,663,392	2,898,690
Due after five years through ten years	3,014,588	3,688,548
Due after ten years	1,251,802	1,734,950
Total	$7,692,959	$9,094,934

Schedule of Payments On State Guaranteed Receivables by State [Table Text Block]
	December 31
	2015	2014
New York	$3,496,115	$3,694,805
Massachusetts	1,991,601	1,969,570
Georgia	1,432,022	1,467,774
Pennsylvania	294,968	299,851
Texas	243,939	227,649
California	180,143	188,131
Ohio	54,171	69,599
Total	$7,692,959	$7,917,379

Investment Income [Table Text Block]
	2015	2014
Fixed maturities	$18,296,411	$18,957,838
Equity securities	295,368	270,306
Mortgage loans on real estate	2,316,721	1,497,721
Policy loans	494,299	478,712
State-guaranteed receivables	545,120	557,812
Gain on investments in convertible options	102,342	-
Other	219,037	232,606
Gross investment income	22,269,298	21,994,995
Investment expenses	1,031,985	832,260
Net investment income	$21,237,313	$21,162,735